Share-based payments - Schedule of Warrants Outstanding (Details)					6 Months Ended
	Apr. 20, 2021 shares benefeciary € / shares	Mar. 17, 2020 shares benefeciary € / shares	Mar. 29, 2019 shares benefeciary € / shares	Jul. 27, 2018 shares benefeciary € / shares	Jun. 30, 2026 shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)					6,379,142
BSA 2018-2
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)				140,000
Total number of awards granted (in shares)				5,820
Total number of shares to which the awards were likely to give right (in shares)				5,820
BSA issue price (in euro per share) | € / shares				€ 2.36
Exercise price (in euros per share) | € / shares				€ 16.10
Number of shares subscribed (in shares)					0
Total number of awards lapsed, cancelled or forfeited (in shares)					0
Total number of awards outstanding (in shares)					5,820
Total number of awards available for subscription (in shares)					0
Maximum total number of awards that may be subscribed (in shares)					5,820
BSA 2018-2 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				1
BSA 2019-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			140,000
Total number of awards granted (in shares)			18,000
Total number of shares to which the awards were likely to give right (in shares)			18,000
BSA issue price (in euro per share) | € / shares			€ 1.15
Exercise price (in euros per share) | € / shares			€ 11.66
Number of shares subscribed (in shares)					0
Total number of awards lapsed, cancelled or forfeited (in shares)					0
Total number of awards outstanding (in shares)					18,000
Total number of awards available for subscription (in shares)					0
Maximum total number of awards that may be subscribed (in shares)					18,000
BSA 2019-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			12,700
BSA 2019-1 | Corporate officers | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			2,900
BSA 2019-1 | Corporate officers | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			4,000
BSA 2019-1 | Corporate officers | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			2,900
BSA 2019-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			1
BSA 2020
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		500,000
Total number of awards granted (in shares)		18,000
Total number of shares to which the awards were likely to give right (in shares)		18,000
BSA issue price (in euro per share) | € / shares		€ 0.29
Exercise price (in euros per share) | € / shares		€ 6.59
Number of shares subscribed (in shares)					0
Total number of awards lapsed, cancelled or forfeited (in shares)					0
Total number of awards outstanding (in shares)					18,000
Total number of awards available for subscription (in shares)					0
Maximum total number of awards that may be subscribed (in shares)					18,000
BSA 2020 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		14,024
BSA 2020 | Corporate officers | Anne-Marie GRAFFIN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		3,843
BSA 2020 | Corporate officers | Enno SPILLNER
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		3,829
BSA 2020 | Corporate officers | Alain HERRERA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		3,195
BSA 2020 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		1
BSA 2021
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)	650,000
Total number of awards granted (in shares)	48,103
Total number of shares to which the awards were likely to give right (in shares)	48,103
BSA issue price (in euro per share) | € / shares	€ 2.95
Exercise price (in euros per share) | € / shares	€ 13.47
Number of shares subscribed (in shares)					0
Total number of awards lapsed, cancelled or forfeited (in shares)					33,672
Total number of awards outstanding (in shares)					14,431
Total number of awards available for subscription (in shares)					14,431
Maximum total number of awards that may be subscribed (in shares)					14,431
BSA 2021 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary	1